Interim Condensed Consolidated Balance Sheets - USD ($)	Dec. 31, 2015	Mar. 31, 2015	Mar. 31, 2014
Current assets
Cash and cash equivalents	$ 4,350,350	$ 418,893	$ 15,968
Short-term investment	0	378,000	0
Receivables	121,586	8,833	0
Prepaid expenses	783,562	410,621	300,000
Total current assets	5,255,498	1,216,347	315,968
TOTAL ASSETS	5,255,498	1,216,347	315,968
Current liabilities
Accounts payable and accrued liabilities	1,413,579	1,197,804	215,921
Obligation to issue shares and warrants	5,000,000	0
Convertible debenture		0	368,024
Total current liabilities	6,413,579	1,197,804	583,945
Derivative liability	898,128	1,581,444	0
TOTAL LIABILITIES	7,311,707	2,779,248	583,945
CAPITAL DEFICIT
Common stock (Unlimited Class A common shares authorized); (66,637,653 shares outstanding at December 31, 2015 and 63,104,788 shares outstanding at March 31, 2015)	20,125,864	16,358,093	8,510,000
Additional paid-in capital	2,155,199	2,434,552	807,157
Shares to be issued	0	39,545	0
Accumulated other comprehensive income	(1,862,329)	(971,640)	0
Accumulated deficit	(22,474,943)	(19,423,451)	(9,585,134)
TOTAL CAPITAL DEFICIT	(2,056,209)	(1,562,901)	(267,977)
TOTAL LIABILITIES & CAPITAL DEFICIT	$ 5,255,498	$ 1,216,347	$ 315,968